Schedule of Investments (unaudited)	iShares® MSCI Sweden ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Saab AB	209,090	$5,075,184

Automobiles — 0.4%
Volvo Car AB(a)(b)	486,140	1,637,222

Banks — 9.5%
Skandinaviska Enskilda Banken AB, Class A	1,035,658	14,754,795
Svenska Handelsbanken AB, Class A	951,931	8,958,255
Swedbank AB, Class A	554,095	11,536,997
		35,250,047
Biotechnology — 0.9%
Swedish Orphan Biovitrum AB(a)	127,198	3,413,235

Building Products — 6.5%
Assa Abloy AB, Class B	654,140	19,223,240
Nibe Industrier AB, Class B	989,074	5,070,967
		24,294,207
Capital Markets — 2.0%
EQT AB	243,771	7,467,127

Commercial Services & Supplies — 0.9%
Securitas AB, Class B	320,974	3,303,231

Communications Equipment — 3.0%
Telefonaktiebolaget LM Ericsson, Class B	1,810,527	11,155,669

Construction & Engineering — 1.1%
Skanska AB, Class B	222,065	3,922,321

Diversified Telecommunication Services — 1.1%
Telia Co. AB	1,539,753	4,006,384

Electronic Equipment, Instruments & Components — 4.0%
Hexagon AB, Class B	1,355,001	14,925,197

Financial Services — 10.7%
Industrivarden AB, Class A	80,506	2,865,963
Industrivarden AB, Class C	102,734	3,608,719
Investor AB, Class B	1,129,616	30,652,535
L E Lundbergforetagen AB, Class B	50,453	2,566,896
		39,694,113
Health Care Equipment & Supplies — 0.7%
Getinge AB, Class B	149,283	2,671,140

Hotels, Restaurants & Leisure — 3.5%
Evolution AB(c)	120,046	12,949,486

Household Products — 2.8%
Essity AB, Class B	397,656	10,216,718

Industrial Conglomerates — 1.8%
Investment AB Latour, Class B	96,630	2,705,022
Lifco AB, Class B	152,137	4,043,118
		6,748,140
Machinery — 36.9%
Alfa Laval AB	188,828	8,775,519
Atlas Copco AB, Class A	1,753,033	33,770,884
Atlas Copco AB, Class B	1,018,691	16,912,914
Security	Shares	Value

Machinery (continued)
Epiroc AB	430,099	$9,027,814
Epiroc AB, Class B	254,512	4,780,265
Husqvarna AB, Class B	228,826	1,905,435
Indutrade AB	178,329	4,626,308
Sandvik AB	695,864	15,364,819
SKF AB, Class B	222,453	4,887,347
Trelleborg AB, Class B	140,510	5,460,743
Volvo AB, Class A	130,687	3,551,622
Volvo AB, Class B	1,036,699	27,902,639
		136,966,309
Metals & Mining — 1.7%
Boliden AB	178,505	6,257,171

Paper & Forest Products — 2.2%
Holmen AB, Class B	49,746	2,083,253
Svenska Cellulosa AB SCA, Class B	395,508	6,069,059
		8,152,312
Real Estate Management & Development — 1.8%
Fastighets AB Balder, Class B(a)	430,511	2,914,873
Sagax AB, Class B	143,368	3,784,742
		6,699,615
Specialty Retail — 1.8%
H & M Hennes & Mauritz AB, Class B	374,691	6,625,363

Trading Companies & Distributors — 1.0%
Beijer Ref AB, Class B	235,504	3,855,147

Wireless Telecommunication Services — 0.9%
Tele2 AB, Class B	350,168	3,424,595

Total Long-Term Investments — 96.6%
(Cost: $380,566,798)		358,709,933

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	1,564,923	1,565,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	140,000	140,000

Total Short-Term Securities — 0.5%
(Cost: $1,705,393)		1,705,393

Total Investments — 97.1%
(Cost: $382,272,191)		360,415,326

Other Assets Less Liabilities — 2.9%		10,802,425

Net Assets — 100.0%		$371,217,751

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,098,214	$—	$(3,532,657	)(a)	$(149)	$(15)	$1,565,393	1,564,923	$4,571	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,320,000	—	(6,180,000	)(a)	—	—	140,000	140,000	133,185		—
					$(149)	$(15)	$1,705,393		$137,756		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Stockholm 30 Index	484	06/20/24	$12,078	$(48,263)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	3,868,147	USD	353,193	Standard Chartered Bank	06/20/24	$14,653
USD	3,158,113	EUR	2,875,342	Standard Chartered Bank	06/20/24	36,108
USD	328,017	SEK	3,447,162	Standard Chartered Bank	06/20/24	204
						50,965
EUR	299,197	USD	325,025	Standard Chartered Bank	06/20/24	(161)
SEK	32,338,263	USD	3,175,213	Standard Chartered Bank	06/20/24	(99,962)
USD	354,435	EUR	330,835	Standard Chartered Bank	06/20/24	(4,780)
						(104,903)
						$(53,938)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,413,235	$355,296,698	$—	$358,709,933
Short-Term Securities
Money Market Funds	1,705,393	—	—	1,705,393
	$5,118,628	$355,296,698	$—	$360,415,326
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$50,965	$—	$50,965
Liabilities
Equity Contracts	—	(48,263)	—	(48,263)
Foreign Currency Exchange Contracts	—	(104,903)	—	(104,903)
	$—	$(102,201)	$—	$(102,201)

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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